Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CUTLER TRUST
Entity Central Index Key	0000892568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222167
Shareholder Report [Line Items]
Fund Name	Cutler Equity Fund
Trading Symbol	DIVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.
Additional Information Phone Number	(800) 228-8537
Additional Information Website	https://funddocs.filepoint.com/cutler/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,997	$11,790	$11,586
Jun-2018	$12,166	$13,484	$12,464
Jun-2019	$13,427	$14,889	$13,544
Jun-2020	$13,478	$16,006	$12,935
Jun-2021	$18,687	$22,536	$18,049
Jun-2022	$17,745	$20,144	$17,173
Jun-2023	$19,729	$24,091	$20,605
Jun-2024	$22,010	$30,006	$23,756
Jun-2025	$25,267	$34,556	$26,043
Jun-2026	$29,504	$42,271	$30,834

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Cutler Equity Fund	16.77%	9.56%	11.43%
S&P 500® Index	22.32%	13.41%	15.51%
S&P 500® Value Index	18.40%	11.30%	11.92%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance call (800)-228-8537.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 222,346,609
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,593,439
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$222,346,609 Number of Portfolio Holdings35 Advisory Fee (net of waivers)$1,593,439 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Materials	0.8%
Communications	2.3%
Utilities	3.9%
Energy	7.2%
Consumer Discretionary	7.4%
Consumer Staples	11.4%
Health Care	13.6%
Technology	15.0%
Financials	15.7%
Industrials	22.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	7.1%
Walmart, Inc.	5.5%
RTX Corporation	5.0%
Microsoft Corporation	4.9%
Deere & Company	4.6%
Charles Schwab Corporation (The)	4.0%
BlackRock, Inc.	3.9%
NextEra Energy, Inc.	3.9%
Texas Instruments, Inc.	3.8%
CVS Health Corporation	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.